NOTES PAYABLE (Details Narrative) - USD ($)				9 Months Ended		12 Months Ended
	Oct. 06, 2017	Feb. 13, 2017	Jul. 14, 2016	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Short-Term Debt [Line Items]
Notes payable				$ 250,000			$ 530,000
Interest rate				4.00%
Proceeds from notes payable					$ 35,000	$ 35,000
Note payable				$ 250,000
Maturity date				Oct. 28, 2022
Batterfly Energy LTD [Member]
Short-Term Debt [Line Items]
Notes payment amount	$ 250,000	$ 250,000
Interest rate	11.00%	11.00%
NUWA Group, LLC [Member]
Short-Term Debt [Line Items]
Interest rate			5.00%
Debt description			the Company issued a new promissory note to NUWA Group, LLC (“NUWA”), from which the Company received $30,000 in gross proceeds, has a maturity date of October 14, 2016, and bears interest at 5% per annum. This promissory note does not have a conversion feature.
Proceeds from notes payable			$ 30,000
Two Notes Payable [Member]
Short-Term Debt [Line Items]
Notes payable							$ 530,000